Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,562,500
Previously Paid Amount	0
Total Fee Amount	2,977.79
Total Offset Amount	0
Net Fee	$ 2,977.79